UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Missouri Valley Partners, Inc.
Address: 135 North Meramec, Suite 500
         St. Louis, Missouri 63105-3900

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jo Ann Dotson
Title: Chief Compliance Officer
Phone: (314) 889-1052
Signature, Place, and Date of Signing:

    Jo Ann Dotson     St. Louis, Missouri          September 30, 2010

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

MISSOURI VALLEY PARTNERS, INC.
FORM 13F SUMMARY PAGE
AS OF DATE: 09/30/10


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   82

FORM 13F INFORMATION TABLE VALUE TOTAL:   $198,672 (X1000)

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

CENTURY SECURITIES ASSOCIATES, INC.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 09/30/10

NAME OF ISSUER	CLASS	CUSIP	VALUE (x1000)	SHARES	SOLE	NONE
ABB ADR	COM	000375204	2036	96410	57775	21850
ABBOTT LABS COM	COM	002824100	2800	53603	32163	18395
ABERCROMBIE & FITCH CO CL A	COM	002896207	1868	47515	29455	13060
ALLERGAN INC COM	COM	018490102	2148	32295	19475	23375
AMERICAN ELEC PWR INC COM	COM	025537101	2933	80970	49345	43765
AMERIPRISE FINL INC COM	COM	03076C106	4462	94285	57470	27330
AMETEK INC NEW COM	COM	031100100	3218	67370	40565	1621
AMN HEALTHCARE SRVCS COM	COM	001744101	103	20233	16449	13105
ANADARKO PETE CORP COM	COM	032511107	1847	32380	19505	7115
APPLE COMPUTER INC COM	COM	037833100	4991	17590	10600	69387
AT&T CORP COM	COM	00206R102	4968	173712	105710	85955
BANK OF AMERICA CORP COM	COM	060505104	2869	218980	134650	21009
BAXTER INTL INC COM	COM	071813109	2504	52503	31894	14400
BEST BUY	COM	086516101	1440	35290	21185	24150
BROADCOM CORP CL A	COM	111320107	1354	38265	23130	25045
CARNIVAL CORP COM	COM	143658300	2379	62320	37770	8940
CATERPILLAR INC DEL COM	COM	149123101	2224	28275	17265	15945
CHEVRONTEXACO CORP COM	COM	166764100	3274	40405	24765	66165
CISCO SYS INC COM	COM	17275R102	3554	162306	97421	392140
CITIGROUP INC COM	COM	172967101	3862	987920	603250	10095
COCA COLA CO COM	COM	191216100	5315	90835	55205	36335
COMCAST CORP NEW CL A	COM	20030N101	2820	156000	94795	62425
COMERICA INC COM	COM	200340107	2759	74270	45285	21470
DANAHER CORP DEL COM	COM	235851102	2170	53440	32390	27770
DISNEY WALT CO COM DISNEY	COM	254687106	3290	99405	60930	59355
DU PONT E I DE NEMOURS COM	COM	263534109	1534	34385	3440	4051
E M C CORP MASS COM	COM	268648102	3027	149085	90875	10980
ENDOLOGIX INC COM	COM	29266S106	163	35763	28577	1797
ENERGIZER HLDGS INC COM	COM	29266R108	1851	27540	16770	7585
ENZON PHARMACEUTICALS COM	COM	293904108	194	17305	14143	43874
EOG RES INC COM	COM	26875P101	1779	19140	11690	120840
EXXON MOBIL CORP COM	COM	30231G102	6748	109223	66189	8480
FIRST NIAGRA FINANCIAL	COM	33582V108	3720	319330	194985	94693
FREEPORT-MCMORAN COP&G CL B	COM	35671D857	1049	12290	7500	7031
GENERAL ELEC CO COM	COM	369604103	3912	240777	147914	2050
GOOGLE INC CL A	COM	38259P508	2764	5257	3237	38720
HEWLETT PACKARD CO COM	COM	428236103	1307	31068	18773	27270
HONEYWELL INTL INC COM	COM	438516106	2071	47145	28880	18610
INT'L BUSINESS MACHINES	COM	459200101	4635	34558	20845	0
INTEL CORP COM	COM	458140100	2693	140275	85170	13963
INTER PARFUMS	COM	458334109	177	10072	7979	56175
INTERCONTINENTAL EXCHANGE	COM	45865V100	2037	19460	11890	1168
JACOBS ENGR GROUP DEL COM	COM	469814107	1678	43360	26315	17380
JOHNSON & JOHNSON COM	COM	478160104	4589	74080	43750	30930
LILLY ELI & CO COM	COM	532457108	2009	55004	33498	35215
MEDTRONIC INC COM	COM	585055106	1916	57060	34175	21926
MERCK & CO INC COM	COM	58933Y105	3264	88692	54257	39615
METALICO INC COM	COM	591176102	124	32474	26829	23345
MICROSOFT CORP COM	COM	594918104	5330	217640	132056	35095
MODINE	COM	607828100	219	16893	13448	3105
NATIONAL OILWELL VARCO COM	COM	637071101	3237	72795	44320	87294
NIKE INC CL B	COM	654106103	2455	30640	18480	1915
NORFOLK SOUTHERN CORP COM	COM	655844108	2140	35965	21865	12390
OCCIDENTAL PETE CP DEL COM	COM	674599105	2395	30595	18780	14395
ONLINE RES CORP COM	COM	68273G101	136	30714	24878	12035
ORACLE CORP NEW COM	COM	68389X105	3802	141638	85581	3286
PEPSICO INC COM	COM	713448108	4275	64358	39210	49032
PERFICIENT	COM	71375U101	135	14835	11970	25765
PHILIP MORRIS	COM	718172109	3324	59350	36110	25653
PRAXAIR INC COM	COM	74005P104	2922	32380	19735	0
PRECISION CASTPARTS CP COM	COM	740189105	2184	17153	10373	20065
PROCTER & GAMBLE CO COM	COM	742718109	4464	74452	45728	12875
PRUDENTIAL FINANCIAL	COM	744320102	3935	72645	44170	6905
PSEG PUBLIC SERVICE ENTERPRISE	COM	744573106	2396	72455	44210	25609
QUALCOMM INC COM	COM	747525103	3049	67562	40737	29020
RANGE RES CORP COM	COM	75281A109	1135	29770	18020	27340
RUTHS HOSPITALITY	COM	783332109	168	42061	34898	11970
SOUTHWESTERN ENERGY CO COM	COM	845467109	1415	42315	25425	4038
SPDR S&P 500 ETF TR UNIT SER 1	COM	78462F103	680	5960	5960	17215
STRYKER CORP COM	COM	863667101	2229	44545	27080	0
TARGET CORP COM	COM	87612E106	2454	45935	27955	17800
THOMPSON CREEK METALS CO	COM	884768102	155	14413	11253	21850
TRIQUINT SEMICONDUCTOR COM	COM	89674K103	207	21649	17365	1310
UNITED TECHNOLOGIES CP COM	COM	913017109	1958	27490	16840	2414
UNITEDHEALTH GROUP INC COM	COM	91324P102	2429	69190	41965	24560
VF CORP	COM	918204108	2529	31225	19125	27760
VISA	COM	92826C839	2856	38465	23200	7800
VOLCUM	COM	92864N101	192	10059	8235	1966
WAL MART STORES INC COM	COM	931142103	2884	53888	32772	15570
WALGREEN CO COM	COM	931422109	2430	72543	43728	21536
WELLS FARGO & CO NEW COM	COM	949746101	3976	158329	96641	29370
WRIGHT MED GROUP INC COM	COM	98235T107	148	10278	8239	49688